Customer Deposits	12 Months Ended
Dec. 31, 2018
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Customer Deposits

10. Customer Deposits

These amounts represent deposits received from charterers as guarantees and are comprised as follows:

(a)	On October 12, 2015 an amount of $736,000 was received from the bareboat charterer of Product carrier “Stealth Falcon” (ex. “Navig8 Faith”) which is equal to three-months hire.

(b)

On February 24, 2015 an amount of $1,820,700 was received from the bareboat charterer of Aframax tanker “Stealth Berana” (ex. “Spike”) which is equal to five-months hire. An amount of $1,220,700 was returned to the charterer at the end of the bareboat charter on March 7, 2018. The remaining amount of $600,000 was kept as guarantee for the new bareboat charter commenced on March 7, 2018.